Dividends	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Dividends
32	DIVIDENDS
Pursuant to the shareholders’ approval at the Annual General Meeting on 29 June 2022, a final dividend of RMB 0.65 (inclusive of tax) per ordinary share totalling RMB 18,372 million in respect of the year ended 31 December 2021 was declared and paid in 2022. The dividend has been recorded in the consolidated financial statements for the year ended 31 December 2022.
Pursuant to the shareholders’ approval at the Annual General Meeting on 30 June 2021, a final dividend of RMB 0.49 (inclusive of tax) per ordinary share totalling RMB13,850 million in respect of the year ended 31 December 2020 was declared and paid in 2021. The dividend has been recorded in the consolidated financial statements for the year ended 31 December 2021.
Pursuant to the shareholders’ approval at the Annual General Meeting on 29 June 2020, a final dividend of RMB0.73 (inclusive of tax) per ordinary share totalling RMB20,633 million in respect of the year ended 31 December 2019 was declared and paid in 2020. The dividend has been recorded in the consolidated financial statements for the year ended 31 December 2020.
A distribution of RMB201 million (inclusive of tax) to the holders of Core Tier 2 Capital Securities was approved by management in 2020 according to the authorisation by the Board of Directors, which was delegated by the General Meeting.
Pursuant to a resolution passed at the meeting of the Board of Directors on 29 March 2023, a final dividend of RMB0.49 (inclusive of tax) per ordinary share totalling approximately RMB13,850 million for the year ended 31 December 2022 was proposed for shareholders’ approval at the forthcoming Annual General Meeting. The dividend has not been recorded in the consolidated financial statements for the year ended 31 December 2022.